Retirement benefits	12 Months Ended
Mar. 31, 2012
Retirement benefits

22. Retirement benefits

The Company in fiscals 2010, 2011 and 2012 has used March 31 as the measurement date of the funded status of the plans.

(a)	Tata Communications India and its wholly owned subsidiaries in India

Gratuity

In accordance with Indian law, the Company provides for gratuity, a defined benefit plan covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment in an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company makes contributions to a fund administered by trustees, based on an annual external actuarial valuation.

The following table sets out the status of the gratuity plans and the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2011		2012
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	489	Rs.	541	US$	11
Service cost		43		45		1
Interest cost		32		43		1
Actuarial (gain)/loss		21		20		—
Benefits paid		(44)		(29)		(1)

Benefit obligation, end of the year	Rs.	541	Rs.	620	US$	12

Change in plan assets:
Fair value of plan assets, beginning of the year		341		496		10
Actual return on plan assets		50		33		1
Employer contributions		149		42		1
Benefits paid		(44)		(29)		(1)

Fair value of plan assets, end of the year	Rs.	496	Rs.	542	US$	11

Accrued liability included in other current liabilities Rs. 69 million (fiscal 2011 Rs. Nil) and Rs. 9 million in other non-current liabilities (fiscal 2011 Rs. 45 million)	Rs.	(45)	Rs.	(78)	US$	(1)
Actuarial (gain) loss and past service cost recognized as a component of accumulated other comprehensive income		*(2)		*27		1

*	This amount includes actuarial gain /(loss) of Rs. 23 million and Rs. (7) million on plan assets for the fiscal year 2011 and 2012 respectively.

Net gratuity cost in fiscals 2010, 2011 and 2012 consist of the following:

	As of March 31,
	2010		2011		2012
	(In millions)
Service cost	Rs.	35	Rs.	43	Rs.	45	US$	1
Interest cost		28		32		43		1
Amortization of Past Service Cost		7		7		7		—
Expected Return on plan assets		(26)		(27)		(40)		(1)

Net gratuity cost	Rs.	44	Rs.	55	Rs.	55	US$	1

The assumptions used in accounting for the gratuity plans are set out below:

	As of March 31,
	2010	2011	2012
	(%)
Discount rate	8.25	8.25	8.50
Rate of increase in compensation levels of covered employees	6	6	6.0-10.0
Rate of return on plan assets	8	8	8

Discount rate is based on return on securities issued by Government of India.

The expected return on plan assets is determined considering several applicable factors mainly the composition of the plan assets held, assessed risks of asset management, historical results of the return on plan assets and Tata Communications policy for plan asset management.

The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

The Company’s policy and objective for plan asset management is to maximize return on plan assets to meet future benefit payment requirements while at the same time accepting a low level of risk. The asset allocation for plan assets is determined based on investment criteria approved under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. Tata Communications evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published benchmarks.

The fair value of Company’s pension plan assets at March 31, by asset category are as follows—

	As of March 31, 2011
	(In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	2	Rs.	—	Rs.	—	Rs.	2
Mutual funds		—		491		—		491
Long Term Bonds		—		3		—		3

Total	Rs.	2	Rs.	494	Rs.	—	Rs.	496

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	541	Rs.	—	Rs.	541	US$	11
Long Term Bonds		—		1		—		1		—

Total	Rs.	—	Rs.	542	Rs.	—	Rs.	542	US$	11

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 2—The fair values of mutual funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Accumulated benefit obligation was Rs. 343 million and Rs. 451 million (US$ 9 million) for fiscals 2011 and 2012 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications gratuity obligation as of March 31, 2012 and are as follows:

Year ending March 31,	(In millions)
2013	Rs.	64
2014		78
2015		86
2016		85
2017		91
2018-2023		493

The Company expects to contribute Rs. 61 million to gratuity fund in fiscal 2013.

Medical Benefits

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company.

The following table sets out the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2011		2012
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	432	Rs.	454	US$	9
Service cost		40		5		—
Interest cost		35		35		—
Actuarial loss		19		94		2
Benefits paid		(72)		(68)		(1)
Benefit obligation, end of the year (included in other current liabilities Rs. 37 million (fiscal 2011 Rs. Nil) and other non-current liabilities Rs. 483 million (fiscal 2011 Rs. 454 million)	Rs.	454	Rs.	520	US$	10
Actuarial loss recognized as a component of accumulated other comprehensive income		19		94		2

The amounts recognized in the statement of operations for the year ended March 31, 2012:

	As of March 31,
	2010		2011		2012
	(In millions)
Service cost	Rs.	45	Rs.	40	Rs.	5	US$	—
Interest cost		27		35		35		1
Amortization of actuarial loss		—		9		11		—

Net Medical cost	Rs.	72	Rs.	84	Rs.	51	US$	1

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care cost trend rate used to determine the accumulated post-retirement benefit obligation calculated as at March 31, 2011 and 2012 is 2%. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Years ended March 31,
	2011		2012
	1-Percentage-Point
	(Rs. millions)
	Increase	Decrease	Increase	Decrease
Effect on Service Cost	4	(4)	—	—
Effect on Interest Cost	5	(5)	1	(1)
Effect on post-retirement benefit obligation	37	(40)	13	(11)

The assumptions used in accounting for the medical benefit plan are set out below:

	2011	2012
	(%)	(%)
Discount rate	8.25	8.50
Rate of increase in compensation levels of covered employees	6	6.0-10.0

Accumulated benefit obligation was Rs. 414 million and Rs. 479 million (US$ 9 million) for fiscal 2011 and 2012 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications medical obligation as on March 31, 2012 and are as follows:

Year ending March 31,	(In millions)
2013	Rs.	39
2014		41
2015		43
2016		44
2017		45
2018-2023		247

Pension

In fiscal 2007, the Company purchased participating annuity contracts in respect of its obligation in India relating to employees transferred from the erstwhile Overseas Communication Services (“OCS”). The cost of participation is recognized as an asset and has been stated at fair value of Rs. 232 million and Rs. 237 million (US$ 5 million) as of March 31, 2011 and 2012. Additionally in fiscals 2011 and 2012, the Company purchased additional annuity contracts for Rs. 79 million and Rs. 155 million (US$ 3 million) in respect of increase in benefits to OCS employees resulting from cost of living increase. The cost of living increase in pension benefits is at the discretion of Government of India. The cost of purchase of the additional annuity contracts of Rs. 90 million, Rs. 79 million and Rs. 155 million (US$ 3 million) has been recognized as expense in fiscal 2010, 2011 and 2012 respectively.

Provident Fund

In accordance with Indian law, eligible employees of the Company are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and employer make monthly contributions to the plan at 12% of the employee’s salary (basic plus cost of living allowances). These contributions are made to a fund set up as an irrevocable trust and are expensed as incurred.

The Company contributed Rs. 172 million, Rs. 200 million and Rs. 222 million (US$ 4 million) to provident fund in fiscals 2010 2011 and 2012 respectively.

(b)	International plans:

Defined benefit Pension Plans

The Company has both a contributory and non-contributory defined benefit pension plans that covers certain of its employees in Canada. The Company also has an unfunded Supplemental Employee Retirement Plan (“SERP”) covering certain senior executives in Canada, closed on February 13, 2006. The plan provides for defined benefit based on years of service and final average salary.

The following table summarizes changes in benefit obligations and in the plan assets for the contributory and non-contributory defined benefit pension plans:

	Pension Plans
	Contributory						Non-contributory
	2011		2012				2011		2012
	(In millions)

Benefit obligation, beginning of period	Rs.	3,871	Rs.	4,125	US$	81	Rs.	3,476	Rs.	3,699	US$	73

Service cost		20		24		—		69		71		1

Interest cost		220		230		5		201		210		4

Benefits paid		(241)		(264)		(5)		(194)		(211)		(4)

Actuarial loss		103		332		6		11		788		16

Effect of foreign exchange rate changes		152		458		9		136		413		8

Benefit obligation, end of period		4,125		4,905		96		3,699		4,970		98

Fair value of plan assets, beginning of period		5,010		5,428		106		3,736		4,324		85

Actual return on plan assets		*458		*706		14		**385		**539		11

Contributions		—		—		—		237		163		3

Benefits paid		(241)		(264)		(5)		(194)		(211)		(4)

Effect of foreign exchange rate changes		201		603		12		160		492		10

Fair value of plan assets, end of period		5,428		6,473		127		4,324		5,307		105

Funded status		1,303		1,568		31		625		337		7

Prepaid pension asset		1,303		1,568		31		625		337		7

Actuarial (gain) loss recognized as a component of accumulated other comprehensive income		*(82)		*(127)		(2)		**(165)		**451		9

*	This amount includes actuarial gain of Rs. 185 million and Rs. 458 million on plan assets for fiscal year 2011 and 2012 respectively.
**	This amount includes actuarial gain of Rs. 176 million and Rs. 337 million on plan assets for fiscal year 2011 and 2012 respectively.

The following table summarizes changes in benefit obligations for the Companies Supplemental Employee Retirement Plan:

	Supplemental Employee Retirement Plan
	2011		2012
	(In millions)
Benefit obligation, beginning of period	Rs.	132	Rs.	156	US$	3
Service Cost		5		5		—
Interest Cost		8		9		—
Actuarial loss		6		29		1
Effect of foreign exchange rate changes		5		19		—

Benefit obligation, end of the year (included in other non-current liabilities)		156		218		4
Actuarial loss recognized as a component of accumulated other comprehensive income		6		29		1

Other Post Retirement Plan

The Company also has a post-retirement health care and life insurance plan (“OPEB”).

The following table summarizes changes in benefit obligations for the Companies post- retirement benefit obligations:

	Other Post-retirement Plan
	2011		2012
	(In millions)
Accumulated benefit obligation, beginning of period	Rs.	78	Rs.	74	US$	2
Service Cost		2		2		—
Interest Cost		4		4		—
Benefits paid		(8)		(6)		—
Actuarial gain		(4)		11		—
Effect of foreign exchange rate changes		2		9		—
Benefit obligation, end of the year (included in other non-current liabilities)		74		94		2
Actuarial loss (gain) recognized as a component of accumulated other comprehensive income		(4)		11		—

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care trend rate used to determine the accumulated post-retirement benefit obligation calculated as at 2011 and 2012 is 9.30% and 8.94% respectively. The ultimate weighted-average health care trend is 4.44% and is expected to be attained in the year 2030. A one-percentage-point change in assumed health care cost trend rates would not have any material impact on service cost components and interest cost components. Effect on post-retirement benefit obligation is as follows:

	Years ended March 31,
	2011		2012
	1-Percentage-Point
	(Rs. millions)
	Increase	Decrease	Increase	Decrease

Effect on post-retirement benefit obligation	7	(6)	10	(8)

The components of pension expense are as follows:

	Year ended March 31,
	2010		2011		2012
	(In millions)
Service cost	Rs.	80	Rs.	96	Rs.	102	US$	2
Interest cost		449		433		453		9
Expected Return on assets		(440)		(482)		(450)		(9)
Amortization of actuarial (gain) loss		(38)		(1)		(1)		—

Net pension cost	Rs.	51	Rs.	46	Rs.	104	US$	2

The accumulated benefit obligation for all overseas plans as at March 31, 2011 and 2012 is Rs. 7,755 million and Rs. 9,808 million (US$ 193 million) respectively.

The estimated amount of experience gain that will be amortized from accumulated other comprehensive income are not expected to be material over the next fiscal year ended March 31, 2013.

The assumptions used in accounting for the pension plans and the other benefit plans on a weighted-average basis are as follows:

	Years ended March 31,
	2011	2012
	(%)	(%)
Discount rate used for benefit obligations	5.50	4.50
Expected long-term return on plan assets	5.50	4.50
Inflation	2.25	2.00
Rate of compensation increase	3.25	3.00

The discount rate is based on rate of return on the portfolio of high quality corporate bonds. The long-term rate of return on plan assets was determined as the weighted-average of expected return of each of the asset classes in the target allocation of plan assets. The expected return of each asset class is the investment managers’ assessment of future returns. These expectations were compared to historical market returns to ensure that the expected return for each class was a conservative estimate. The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

Employee benefit plan investment components and investment strategy

The Company uses an active management style to manage short-term securities, Canadian equities and international equities. Canadian bonds, US equities and the asset mix are managed passively. To accomplish this, the Company has entrusted this task to a professional investment manager. The management mandate defines the targeted asset allocation and the parameters for evaluating the manager performance.

The asset allocation policy has been revised during the year. The ultimate target is 10% equity, 90% fixed income for the Contributory plan and 20% equity, 80% fixed income for the non-Contributory plan. To minimize the volatility of the returns, the Company selected the passive management approach for its asset mix. As a result, the market value of each asset class is rebalanced, on a quarterly basis, to the benchmark portfolio if the weighting of either the overall fixed-income securities or that of equities weight deviates from the benchmark portfolio by more than plus / minus 3%. In such a case, the fund asset mix is brought back to the benchmark portfolio within 30 days.

The fair value of Company’s pension plan assets at March 31, by asset category are as follows—

	As of March 31, 2011
	(In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	27	Rs.	—	Rs.	—	Rs.	27
Canadian – Mutual Fund (Equity)		—		736		—		736
Canadian – Mutual Fund (Money Market)		—		292		—		292
Canadian – Mutual Fund (Debt)		—		7,985		—		7,985
Other – Mutual Fund (Equity)	Rs.	—	Rs.	712	Rs.	—		712

Total	Rs.	27	Rs.	9,725	Rs.	—		9,752

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	21	Rs.	—	Rs.	—	Rs.	21	US$	—
Canadian – Mutual Fund (Equity)		—		846		—		846		17
Canadian – Mutual Fund (Money Market)		—		288		—		288		6
Canadian – Mutual Fund (Debt)		—		9,709		—		9,709		191
Other – Mutual Fund (Equity)		—		916		—		916		18

Total	Rs.	21	Rs.	11,759	Rs.	—	Rs.	11,780	US$	232

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 2—The fair values of mutual funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Cash flows

Contributions

In Canada, an actuarial valuation is required every three years by the Pension Benefits Standards Act, 1985 for the purpose of contribution. The Company commissioned an independent actuarial consultant for both defined benefit plans.

The Company expects to contribute Rs. 225 million to the non-contributory pension plan in fiscal 2013, based on the valuation as at December 31, 2011.

The Company does not expect to contribute to the contributory pension plan in fiscal 2013, based on the valuation as at December 31, 2011 which showed a surplus.

The overseas subsidiaries post-retirement benefit plans other than contributory and non-contributory pension plans were unfunded. The benefits are funded on a pay-as-you-go basis. The Company funds on a cash basis as benefits are paid and Company expects to pay Rs. 8 million in fiscal 2013.

Estimate future benefit payments for oversees plans

The following benefit payments table provides expected benefit payments based on past and future services.

	Pension Benefits (Contributory and Non Contributory)			Other Benefits
	(In millions)
Years ending March 31,
2013	Rs.	542	US$ 11	Rs.	8	US$ —
2014		552	11		8	—
2015		562	11		7	—
2016		572	11		7	—
2017		583	11		7	—
2018-2021		3,092	61		30	1

Defined contribution Plans

In addition to these pension plans, there are defined contribution plans qualifying under the provisions of Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings Plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis. Employer contributions to the 401(k) plan, RRSP and GSPP in aggregate were approximately Rs. 123 million, Rs. 153 million and Rs. 170 million (US$ 3 million) for the year ended, 2010, 2011 and 2012 respectively.

In addition to above, there are defined contribution plan for qualifying employees in South Africa. The assets are managed separately by Momentum Group Limited. Employer contribution to this plan was Rs. 282 million for fiscal 2012.